Consolidated Statements of Comprehensive Loss - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit (loss) [abstract]
Revenue	$ 150,135,000	$ 135,925,000	[1]	$ 100,711,000	[1]
Other income	8,720,000	2,787,000	[1]	1,723,000	[1]
Other gains/(losses) - net	1,646,000	21,870,000	[1]	(124,961,000)	[1]
Sales commission	(9,131,000)	(11,163,000)	[1]	(7,880,000)	[1]
Referral fees	(2,286,000)	(2,201,000)	[1]	(1,376,000)	[1]
Merchant fees	(3,294,000)	(2,444,000)	[1]	(1,869,000)	[1]
Awards and events costs	(3,957,000)	(3,255,000)	[1]	(2,703,000)	[1]
Advertising and platform fees	(2,759,000)	(3,004,000)	[1]	(3,039,000)	[1]
Salary and staff costs	(72,971,000)	(71,170,000)	[1]	(59,002,000)	[1]
Marketing expenses	(15,446,000)	(16,760,000)	[1]	(23,073,000)	[1]
Technology expenses	(13,163,000)	(11,398,000)	[1]	(7,940,000)	[1]
Legal and professional	(6,194,000)	(7,596,000)	[1]	(9,807,000)	[1]
Share grant and option expenses	(5,400,000)	(5,524,000)	[1]	(10,470,000)	[1]
Depreciation and amortisation expense	(23,905,000)	(21,190,000)	[1]	(14,032,000)	[1]
Reversal of impairment/(Impairment) loss on financial assets	123,000	(1,139,000)	[1]	(2,138,000)	[1]
Impairment of intangible assets	(5,463,000)	0	[1]	(8,000)	[1]
Impairment of plant, equipment and right-of-use assets	(73,000)	0		0
Finance cost	(578,000)	(2,396,000)	[1]	(13,909,000)	[1]
Legal and professional incurred for IPO	0	(16,570,000)	[1]	(6,070,000)	[1]
Share listing expense	0	(104,950,000)	[1]	0	[1]
Other expenses	(7,306,000)	(7,919,000)	[1]	(1,903,000)	[1]
Total expenses	(171,803,000)	(288,679,000)	[1]	(165,219,000)	[1]
Loss before income tax	(11,302,000)	(128,097,000)	[1]	(187,746,000)	[1]
Tax expense/(credit)	(3,967,000)	(1,096,000)	[1]	333,000	[1]
Net loss	(15,269,000)	(129,193,000)	[1]	(187,413,000)	[1]
Items that may be reclassified subsequently to profit or loss:
Currency translation differences arising from consolidation	(20,952,000)	(19,703,000)	[1]	5,672,000
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss from post-employment benefits obligation	0	(15,000)	[1]	36,000
Other comprehensive (loss)/income, net of tax	(20,952,000)	(19,718,000)	[1]	5,636,000
Total comprehensive loss	$ (36,221,000)	$ (148,911,000)	[1]	$ (181,777,000)
Loss per share for loss attributable to equity holders of the Group
Basic loss per share	$ (0.09)	$ (0.84)		$ (2.03)
Diluted loss per share	$ (0.09)	$ (0.84)		$ (2.03)

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).